Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 1,942		$ 1,435		$ 1,425
Additions	4,086		2,596		2,600
Reductions	(3,867)	[1]	(2,089)	[1]	(2,590)	[1]
Ending Balance	2,161		1,942		1,435
Deferred Tax Asset Valuation Allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	45,971		2,340		2,610
Additions	52	[2]	44,002	[2]	266	[2]
Reductions	(42,058)	[3]	(371)	[3]	(536)	[3]
Ending Balance	$ 3,965		$ 45,971		$ 2,340

[1]	Includes the reinstatement and subsequent collections of account receivable that were previously written-off.
[2]	Includes $43.2 million related to net operating loss carryforwards related to the United Kingdom (U.K). As of December 31, 2011, certain losses generated by NGM Services are no longer prevented from use in another jurisdiction under U.S. tax law and are recorded as U.K. net operating loss carryforwards. Upon recognition of the deferred tax asset associated with its U.K. net operating loss carryforwards, the Company recorded a full valuation allowance against the asset. See Note 13 of our Consolidated Financial Statements in Item 8 of Part II of this report.
[3]	During 2012, the Company completed its evaluation of limitations that apply to its U.K. net operating losses as a result of the sale of certain assets and liabilities of NGM Services and its subsidiaries. As of December 31, 2012, the Company had $5.5 million of net operating losses that are ultimately available for carryforward indefinitely under U.K. tax law. The Company reduced the deferred tax asset and valuation allowance associated with the U.K. net operating loss carryforwards accordingly.